Leases (Details) - Schedule of lease liabilities under operating leases	Mar. 31, 2023 USD ($)
Schedule of Lease Liabilities Under Operating Leases [Abstract]
2024	$ 5,644,435
2025	4,363,688
2026	2,554,956
2027	1,143,259
2028	560,213
Thereafter	819,920
Total lease payments	15,086,471
Less: imputed interest	(2,186,882)
Total lease liabilities	$ 12,899,589